Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
EBP, Master Trust
The following table presents the investments in the Master Trust and the Plan's interest in the Master Trust at December 31, 2025 and 2024:

(in thousands)	Master Trust Balances		Plan's Interest in Master Trust Balances
	2025	2024	2025	2024
Member directed investments at fair value:
Employer securities	$25,105	$23,728	$23,567	$22,296
Mutual funds	232,968	294,887	218,778	279,816
Member directed brokerage account	15,112	13,008	15,105	13,008
Collective trusts	1,607,732	1,345,941	1,570,888	1,314,469
Total investments at fair value	1,880,917	1,677,564	1,828,338	1,629,589
Member directed investments at contract value:
Stable value accounts	91,255	96,529	85,147	90,329
Total investments in Master Trust	$1,972,172	$1,774,093	$1,913,485	$1,719,918
The following table presents the appreciation in fair value for the year ended December 31, 2025 for the Master Trust and the Plan's interest in the Master Trust, including gains and losses on investments bought and sold, as well as held during the year:

(in thousands)	Master Trust Activity	Plan's Interest in Master Trust Activity
	2025	2025
Realized gain on purchases and sales	$25,027	$24,350
Unrealized gain on investments held	225,534	219,447
Net appreciation in fair value of investments	250,561	243,797

Interest and Dividend income	16,871	15,881

Total investment gain of the Master Trust	$267,432	$259,678